Retirement benefit obligation (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Defined contribution plan maximum annual contributions per employee description	The annual accrual is approximately
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	700.00%
Liability, Defined Benefit Plan, Noncurrent	€ 227,767	€ 164,655	€ 88,963